Future Estimated Amortization Expenses for Each of Five Years Relating to Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Line Items]
2014	¥ 6,784
2015	5,727
2016	4,420
2017	3,647
2018	¥ 2,643